INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
For periods between the DWDP Merger and the DWDP Distributions, DuPont's consolidated federal income tax group and consolidated tax return included the Dow and Corteva entities. Generally, the consolidated tax liability of the DuPont U.S. tax group for each year was apportioned among the members of the consolidated group in accordance with the terms of the Amended and Restated DWDP Tax Matters Agreement. DuPont, Corteva and Dow intend that to the extent Federal and/or State corporate income tax liabilities are reduced through the utilization of tax attributes of the other, settlement of any receivable and payable generated from the use of the other party’s sub-group attributes will be in accordance with the Amended and Restated DWDP Tax Matters Agreement.

On December 22, 2017, the Tax Cuts and Jobs Act (“The Act”) was enacted. The Act reduced the U.S. federal corporate income tax rate from 35 percent to 21 percent, required companies to pay a one-time transition tax on earnings of foreign subsidiaries that were previously tax deferred, created new provisions related to foreign sourced earnings, eliminated the domestic manufacturing deduction and moves towards a territorial system. At December 31, 2018, the Company had substantially completed its accounting for the tax effects of The Act.

•As a result of The Act, the Company remeasured its U.S. federal deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is generally 21 percent. In 2018, the Company recorded a $118 million benefit to “(Benefit from) Provision for income taxes on continuing operations” in the Consolidated Statements of Operations with respect to the remeasurement of the Company's deferred tax balances.

•The Act required a mandatory deemed repatriation of post-1986 undistributed foreign earnings and profits (“E&P”), which results in a one-time transition tax. The Company recorded a $65 million benefit in 2019 and a $59 million charge in 2018 to "(Benefit from) Provision for income taxes on continuing operations" with respect to the one-time transition tax.

•In the year ended December 31, 2018, the Company recorded an indirect impact of The Act related to prepaid tax on the intercompany sale of inventory. The amount recorded related to the inventory was a $54 million charge to "(Benefit from) Provision for income taxes on continuing operations."

Geographic Allocation of (Loss) Income and Provision for (Benefit from) Income Taxes	2020	2019	2018
(In millions)
(Loss) Income from continuing operations before income taxes
Domestic	$(2,536)	$(1,818)	$(1,273)
Foreign	290	1,692	1,138
Loss from continuing operations before income taxes	$(2,246)	$(126)	$(135)
Current tax expense
Federal	$116	$22	$256
State and local	9	7	(4)
Foreign [1]	341	436	332
Total current tax expense	$466	$465	$584
Deferred tax (benefit) expense
Federal [1]	$(229)	$(499)	$(470)
State and local	(51)	160	(45)
Foreign [1]	(26)	(128)	(19)
Total deferred tax benefit	$(306)	$(467)	$(534)
Provision for (Benefit from) income taxes on continuing operations	160	(2)	50
Net loss from continuing operations	$(2,406)	$(124)	$(185)
1.The Company has corrected the allocation of tax expense for the year ended December 31, 2019, resulting in a decrease of Foreign current tax expense of $37 million, an increase in Federal deferred tax expense of $141 million, and a decrease in Foreign deferred tax expense of $104 million. The total provision for income taxes on continuing operations for the year ended December 31, 2019 was not impacted.

Pre-tax loss from continuing operations for the year ended December 31, 2020 includes non-deductible, non-cash goodwill impairment charges of $3,214 million impacting the businesses held in Corporate and the Mobility & Materials and Electronic & Industrials segments and a non-deductible goodwill allocation of $247 million in connection with the TCS/HSC Disposal. Of these amounts, $2,381 million related to the U.S and the remaining $1,080 million related to foreign operations. See Note 13 for additional information.
Pre-tax loss from continuing operations for the year ended December 31, 2019 includes a non-deductible $242 million non-cash goodwill impairment charge associated with Corporate, related to U.S. operations.

In 2018, the domestic and foreign components of "Income (loss) from continuing operations before income taxes" included a $8 million charge recognized in "Cost of sales" related to the fair value step-up of inventories assumed in the DWDP Merger.

Reconciliation to U.S. Statutory Rate	2020	2019	2018
Statutory U.S. federal income tax rate	21.0%	21.0%	21.0%
Equity earning effect	0.3	4.8	4.6
Foreign income taxed at rates other than the statutory U.S. federal income tax rate	2.1	15.0	17.1
U.S. tax effect of foreign earnings and dividends	(3.3)	(13.1)	15.0
Unrecognized tax benefits	(1.4)	(38.0)	3.7
Acquisitions, divestitures and ownership restructuring activities [1,2]	1.4	113.1	(27.8)
Exchange gains/losses [3]	—	(13.9)	(4.6)
Impact of Enactment of U.S. Tax Reform [4]	—	41.1	2.3
State and local income taxes	1.6	(119.6)	(12.8)
Change in valuation allowance	—	(25.9)	(23.3)
Goodwill impairments	(29.3)	(40.8)	—
Stock-based compensation	(0.4)	0.8	6.4
Other - net [5]	0.9	57.1	(38.6)
Effective tax rate	(7.1)%	1.6%	(37.0)%
1.See Note 3 for additional information.
2. Includes a net tax benefit of $148 million, a net tax benefit of $102 million and a net tax charge of $25 million related to internal entity restructuring for the years ended December 31, 2020, 2019 and 2018, respectively.
3. Principally reflects the impact of foreign exchange gains and losses on net monetary assets for which no corresponding tax impact is realized.
4. Includes a net tax benefit of $65 million relating to the Company's change in estimate with respect to the portion of the one time transition tax for the taxable year ended December 31, 2018 for TDCC.
5. Includes a net tax benefit of $41 million in the year ended December 31, 2019 related to certain unrecognized tax benefits for positions taken on items from prior years.

Deferred Tax Balances at December 31,	2020	2019
(In millions)
Deferred tax assets:
Tax loss and credit carryforwards [1]	$812	$721
Lease Liability	97	96
Pension and postretirement benefit obligations	218	213
Other accruals and reserves	131	52
Other – net	156	188
Gross deferred tax assets	$1,414	$1,270
Valuation allowances [1]	(677)	(598)
Total deferred tax assets	$737	$672

Deferred tax liabilities:
Unrealized exchange gains (losses), net	$5	$—
Inventory	(14)	(29)
Investments	(254)	(185)
Operating lease asset	(97)	(96)
Property	(426)	(590)
Intangibles	(1,814)	(1,960)
Total deferred tax liabilities	$(2,600)	$(2,860)
Total net deferred tax liability	$(1,863)	$(2,188)
1.Primarily related to recorded tax benefits and the non-realizability of tax loss and carryforwards from operations in the United States, Luxembourg and Asia Pacific.
Included in the 2020 and 2019 deferred tax asset and liability amounts above is $778 million and $1,142 million, respectively, of a net deferred tax liability related to the Company’s investment in DuPont Specialty Products USA, LLC, which is a partnership for U.S. federal income tax purposes. The Company and its subsidiaries own in aggregate 100% of DuPont Specialty Products USA, LLC and the assets and liabilities of DuPont Specialty Products USA, LLC are included in the Consolidated Financial Statements of the Company.

Operating Loss and Tax Credit Carryforwards	Deferred Tax Asset
(In millions)	2020	2019
Operating loss carryforwards
Expire within 5 years	$12	$32
Expire after 5 years or indefinite expiration	660	577
Total operating loss carryforwards	$672	$609
Tax credit carryforwards
Expire within 5 years	$3	$4
Expire after 5 years or indefinite expiration	137	108
Total tax credit carryforwards	$140	$112
Total Operating Loss and Tax Credit Carryforwards	$812	$721

Total Gross Unrecognized Tax Benefits	2020	2019	2018
(In millions)
Total unrecognized tax benefits at January 1,	$368	$1,062	$994
Decreases related to positions taken on items from prior years	(1)	(149)	(51)
Increases related to positions taken on items from prior years	5	53	142
Increases related to positions taken in the current year	39	57	11
Settlement of uncertain tax positions with tax authorities	(3)	—	(13)
Decreases due to expiration of statutes of limitations	—	—	(6)
Exchange loss (gain)	24	(3)	(15)
Spin-offs of Dow and Corteva	—	(652)	—
Total unrecognized tax benefits at December 31, [1]	$432	$368	$1,062
Total unrecognized tax benefits that, if recognized, would impact the effective tax rate of continuing operations [2]	$314	$260	$212
Total amount of interest and penalties (benefit) recognized in "Provision for (benefit from) income taxes on continuing operations"	$5	$9	$1
Total accrual for interest and penalties associated with unrecognized tax benefits	$17	$12	$154
1.Total unrecognized tax benefits includes $56 million, $48 million, and $806 million of benefits related to discontinued operations at December 31, 2020, 2019 and 2018.

Each year the Company files hundreds of tax returns in the various national, state and local income taxing jurisdictions in which it operates. These tax returns are subject to examination and possible challenge by the tax authorities. Positions challenged by the tax authorities may be settled or appealed by the Company. As a result, there is an uncertainty in income taxes recognized in the Company’s financial statements in accordance with accounting for income taxes and accounting for uncertainty in income taxes. The ultimate resolution of such uncertainties is not expected to have a material impact on the Company's results of operations.
Tax years that remain subject to examination for the Company’s major tax jurisdictions are shown below:

Tax Years Subject to Examination by Major Tax Jurisdiction at December 31, 2020	Earliest Open Year
Jurisdiction
Brazil	2016
Canada	2015
China	2010
Denmark	2015
Germany	2010
Japan	2013
The Netherlands	2014
Switzerland	2015
United States:
Federal income tax [1]	2012
State and local income tax	2011
1. The U.S. Federal income tax jurisdiction is open back to 2012 with respect to EID pursuant to the DWDP Tax Matters Agreement.

Undistributed earnings of foreign subsidiaries and related companies that are deemed to be permanently invested amounted to $7,993 million at December 31, 2020. In addition to the U.S. federal tax imposed by The Act on all accumulated unrepatriated earnings through December 31, 2017, the Act introduced additional U.S. federal tax on foreign earnings, effective as of January 1, 2018. The undistributed foreign earnings at December 31, 2020 may still be subject to certain taxes upon repatriation, primarily where foreign withholding taxes apply. It is not practicable to calculate the unrecognized deferred tax liability on undistributed foreign earnings due to the complexity of the hypothetical calculation.

N&B Transaction
Certain internal distributions and reorganizations that occurred during 2020 in preparation for the N&B Transaction qualified as tax-free transactions under the applicable sections of the Internal Revenue Code. If the aforementioned transactions were to fail to qualify for non-recognition treatment for U.S. federal income tax purposes, then the Company could be subject to significant tax liability. Under the N&B Tax Matters Agreement, the Company would generally be allocated such liability and not be indemnified, unless certain non qualifying actions are undertaken by N&B or IFF. To the extent that the Company is responsible for any such liability, there could be a material adverse impact on the Company's business, financial condition, results of operations and cash flows in future reporting periods.